UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2007
                                                 ------------------------------

Check here if Amendment |_|; Amendment Number:
                                                 -----------

 This Amendment (Check only one.):          |_| is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:      Russell B. Faucett
            -------------------------------------------------
 Address:   2001 Wilshire Blvd., Suite 401
            -------------------------------------------------
            Santa Monica, California 90403
            -------------------------------------------------

            -------------------------------------------------

Form 13F File Number: 28 - 12082
                           --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Russell B. Faucett
             -----------------------------------------------
Title:
             -----------------------------------------------
Phone:       (310) 264-4844
             -----------------------------------------------

Signature, Place, and Date of Signing:


  /s/ Russell B. Faucett        Santa Monica, California      January 23, 2008
--------------------------    ----------------------------   -------------------
        [Signature]                    [City, State]               [Date]

Report Type (Check only one):
|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




SEC 1685 (3-01)     Persons  who  respond  to  the   collection  of  information
                    contained in this form are not required to respond unless the form displays a currently valid OMB control number.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         ---------------------

Form 13F Information Table Entry Total:            10
                                         ---------------------

Form 13F Information Table Value Total:          104,839
                                         ---------------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

------------------------------------------------------------------------------------------------------------------------------------
       COLUMN 1            COLUMN 2      COLUMN 3     COLUMN 4              COLUMN 5          COLUMN 6             COLUMN 7
------------------------------------------------------------------------------------------------------------------------------------
                                                                     SHRS                                      VOTING AUTHORITY
                            TITLE OF                                OR PRN     SH/   PUT/    INVESTMENT        ----------------
   NAME OF ISSUER            CLASS        CUSIP        VALUE          AMT      PRN   CALL    DISCRETION     SOLE     SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
   ICX TECHNOLOGIES          COM       44934T105      2,982,200    310,000     SH              Sole       310,000
------------------------------------------------------------------------------------------------------------------------------------
   ISHARES MSCI EAFE
   INDEX                     COM       464287465     17,034,500    217,000     SH              Sole       217,000
------------------------------------------------------------------------------------------------------------------------------------
   ISHARES RUSSELL 2000
   INDEX FUND                COM       464287655     37,656,320    496,000     SH              Sole       496,000
------------------------------------------------------------------------------------------------------------------------------------
   ISHARES S&P SMALL
   CAP 600                   COM       464287804      8,062,480    124,000     SH              Sole       124,000
------------------------------------------------------------------------------------------------------------------------------------
   KEY ENERGY SERVICES       COM       492914106      6,245,260    434,000     SH              Sole       434,000
------------------------------------------------------------------------------------------------------------------------------------
   RYDEX ETF TRUST S&P
   500 UNWEIGHTED            COM       78355W106     10,238,060    217,000     SH              Sole       217,000
------------------------------------------------------------------------------------------------------------------------------------
   STANDARD & POORS
   400 MID-CAP DEP
   RECEIPTS                  COM       595635103     14,424,300     93,000     SH              Sole        93,000
------------------------------------------------------------------------------------------------------------------------------------
   STANDARD & POORS
   500 DEPOSITARY
   RECEIPTS                  COM       78462F103      4,532,510     31,000     SH              Sole        31,000
------------------------------------------------------------------------------------------------------------------------------------
   SUCCESS FACTORS           COM       864596101      2,092,140    177,000     SH              Sole       177,000
------------------------------------------------------------------------------------------------------------------------------------
   VIMICRO INT'L             COM       92718N109      1,571,680    418,000     SH              Sole       418,000
------------------------------------------------------------------------------------------------------------------------------------


SEC 1685 (3-01)     Persons  who  respond  to  the   collection  of  information
                    contained in this form are not required to respond unless the form displays a currently valid OMB control number.